Concentration of Credit Risk (Tables)	12 Months Ended
Jun. 30, 2015
Risks and Uncertainties [Abstract]
Fair Value, Concentration of Risk [Table Text Block]
Details of major customers accounting for 10% or more of the Group’s sales or trade receivables are as follows:

	Sales		Trade receivables
	2015	2014	2015	2014
Customer A	15.7%	5.4%	2.87%	6.8%
Customer B	7.7%	3.6%	0.00%	2.6%
Customer C	6.2%	4.7%	9.61%	5.6%
Customer D	5.6%	2.5%	0.00%	2.0%

Details of suppliers accounting for 10% or more of the Group’s purchases or trade payables are as follows:

	Purchases		Trade payables
	2015	2014	2015	2014
Supplier A	20.4%	13.0%	0.29%	12.9%
Supplier B	20.0%	10.7%	0.00%	29.4%
Supplier C	11.2%	9.8%	11.66%	0.0%
Supplier D	8.0%	7.6%	0.00%	2.2%
Supplier E	7.5%	4.8%	0.00%	0.0%